Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001500881
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	enCore Energy Corp.
Entity Incorporation State Country Code	A1
Entity File Number	001-41489
Entity Address, Address Line One	One Galleria Tower
Entity Address, Address Line Two	13355 Noel Rd
Entity Address, Address Line Three	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(361)
Local Phone Number	239-2025
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	EU
Entity Emerging Growth Company	false